                                                           FILE NUMBER 028-06458


                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER


                       Securities and Exchange Commission
                                Washington, D.C.

           Report for the Calendar Year or Quarter Ended June 30, 2003

                       If amended report check here: _____


Name of Institutional Investment Manager:

The Torray Corporation

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD  20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 12th day of August, 2003.


                                           By: /s/ William M Lane
                                              ---------------------------------
                                               William M Lane, Vice President
                                               for The Torray Corporation

June 30, 2003                         Form 13F - The Torray Fund

                 Item 1                 Item 2       Item 3           Item 4          Item 5      Item 6

                                         Title        CUSIP        Fair Market         Total                   Invest
                                                                                                  -------------------------------
Name of Issuer                         of Class      Number           Value           Shares       (a)Sole   (b)Shared   (c)Other
--------------                         --------      ------           -----           ------       ------    --------    --------
Ambac Inc.                              common      023139108          76,763,875       1,158,700      X
Abbott Laboratories                     common      002824100          79,984,528       1,827,800      X
Automatic Data Processing, Inc.         common      053015103          75,839,628       2,239,800      X
American International Group, Inc.      common      026874107          48,790,156         884,200      X
Amgen, Inc.                             common      031162100          97,653,512       1,469,800      X
American Express Company                common      025816109          27,995,976         669,600      X
Bank of America Corporation             common      060505104          50,539,685         639,500      X
Franklin Resources Inc.                 common      354613101          63,629,402       1,628,600      X
Bristol-Myers Squibb Company            common      110122108          22,374,315         824,100      X
Boston Scientific Corporation           common      101137107          41,266,940         675,400      X
Citigroup, Inc.                         common      172967101          27,171,880         634,857      X
Clear Channel Communications, Inc.      common      184502102          78,425,739       1,850,100      X
Charter One Financial                   common      160903100          50,424,296       1,617,200      X
CarrAmerica Realty Corportaion          common      144418100          40,185,450       1,445,000      X
Disney Company, The Walt                common      254687106          41,848,275       2,118,900      X
Echostar Corporation                    common      278262109          31,248,012         902,600      X
EMC Corporation                         common      268648102          21,817,386       2,083,800      X
Emerson Electric Company                common      291011104          40,154,380         785,800      X
Gannett Co., Inc.                       common      364730101          19,048,880         248,000      X
Hughes Electronics Corporation          common      370442832          21,021,210       1,641,000      X
Honeywell International Inc.            common      438516106          57,048,195       2,124,700      X
Hewlett-Packard Company                 common      428236103          20,765,370         974,900      X
Int'l Business Machines Corporation     common      459200101          45,944,250         556,900      X
Intel Corporation                       common      458140100          13,879,555         667,800      X
Illinois Tool Works Inc.                common      452308109          96,147,585       1,460,100      X
Johnson & Johnson                       common      478160104          41,654,690         805,700      X
J.P. Morgan Chase & Co.                 common      46625H100          85,096,237       2,489,650      X
Kimberly-Clark Corporation              common      494368103          79,362,294       1,522,100      X
Markel Corporation                      common      570535104          80,436,480         314,205      X
Merck & Co., Inc.                       common      589331107          64,576,575       1,066,500      X
Bank One Corporation                    common      06423A103          56,257,058       1,513,100      X
Oracle Corporation                      common      68389X105          25,096,558       2,087,900      X
Pfizer Inc.                             common      717081103          39,159,805       1,146,700      X
Procter & Gamble Company                common      742718109          47,595,366         533,700      X
SunMicrosystems                         common      866810104          13,556,200       2,947,000      X
Tribune Company                         common      896047107          53,584,020       1,109,400      X
United Technologies Corporation         common      913017109          75,235,626       1,062,200      X
Wyeth                                   common      983024100          28,755,715         631,300      X

                                                                    -------------
                                                                    1,880,335,104
                                                                    =============
                 Item 1                 Item 7                   Item 8

                                                              Voting Authority
                                                 -----------------------------------
Name of Issuer                        Managers     (a) Sole    (b) Shared    (c)None
--------------                        --------     --------     ---------     ------
Ambac Inc.                                All       1,158,700
Abbott Laboratories                       All       1,827,800
Automatic Data Processing, Inc.           All       2,239,800
American International Group, Inc.        All         884,200
Amgen, Inc.                               All       1,469,800
American Express Company                  All         669,600
Bank of America Corporation               All         639,500
Franklin Resources Inc.                   All       1,628,600
Bristol-Myers Squibb Company              All         824,100
Boston Scientific Corporation             All         675,400
Citigroup, Inc.                           All         634,857
Clear Channel Communications, Inc.        All       1,850,100
Charter One Financial                     All       1,617,200
CarrAmerica Realty Corportaion            All       1,445,000
Disney Company, The Walt                  All       2,118,900
Echostar Corporation                      All         902,600
EMC Corporation                           All       2,083,800
Emerson Electric Company                  All         785,800
Gannett Co., Inc.                         All         248,000
Hughes Electronics Corporation            All       1,641,000
Honeywell International Inc.              All       2,124,700
Hewlett-Packard Company                   All         974,900
Int'l Business Machines Corporation       All         556,900
Intel Corporation                         All         667,800
Illinois Tool Works Inc.                  All       1,460,100
Johnson & Johnson                         All         805,700
J.P. Morgan Chase & Co.                   All       2,489,650
Kimberly-Clark Corporation                All       1,522,100
Markel Corporation                        All         314,205
Merck & Co., Inc.                         All       1,066,500
Bank One Corporation                      All       1,513,100
Oracle Corporation                        All       2,087,900
Pfizer Inc.                               All       1,146,700
Procter & Gamble Company                  All         533,700
SunMicrosystems                           All       2,947,000
Tribune Company                           All       1,109,400
United Technologies Corporation           All       1,062,200
Wyeth                                     All         631,300